Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Components of the Income (Loss) Before Income Tax	The components of the (loss) income before income taxes are as follows:
	For the Six Months Ended June 30,
	2024	2023
PRC subsidiaries	$(7,311,120)	$(1,115,363)
Hong Kong and Cayman subsidiaries	(1,489,911)	7,833,698
Singapore subsidiary	7,471	(46,944)
	$(8,793,560)	$6,671,391

Schedule of Income Tax Expenses (Benefits)	For the six months ended June 30, 2024 and 2023, the income tax benefits (expenses) were comprised of the following:
	For the Six Months Ended June 30,
	2024	2023
Current income tax expense	$(97,184)	$(1,321,854)
Deferred income tax benefits	2,554,865	299,220
	$2,457,681	$(1,022,634)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Deferred tax assets and deferred tax liabilities as of June 30, 2024 and December 31, 2023 consist of the following:
	June 30, 2024	December 31, 2023
Deferred tax assets:
Net operating losses carryforwards	$3,408,471	$2,338,356
Excess advertising expenses	355,755	—
Impairment of inventories	1,102,932	—
Operating lease liabilities	347,319	441,462
Total deferred tax assets, gross	5,214,477	2,779,818
Less: valuation allowance	(28,342)	(30,410)
	$5,186,135	$2,749,408
Deferred tax liabilities
Operating lease right-of-use assets	$353,059	$420,137
	$353,059	$420,137

Schedule of Movement of Valuation Allowance of Deferred Tax Assets	Movement of valuation allowance of deferred tax assets for the six months ended June 30, 2024 and 2023 were as the following:
	For the Six Months Ended June 30,
	2024	2023
Opening balance	$30,410	$81,232
Reversal	(2,068)	(3,966)
Ending balance	$28,342	$77,266